American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2020

Emerging Markets - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Argentina — 1.1%
Globant SA(1)	165,924	29,464,784
Brazil — 7.6%
B3 SA - Brasil Bolsa Balcao	3,403,200	36,619,264
Cia Brasileira de Distribuicao	849,900	9,928,557
Locaweb Servicos de Internet SA(1)	1,535,600	17,224,171
Magazine Luiza SA	1,945,818	33,333,033
Raia Drogasil SA	688,800	13,657,816
TOTVS SA	3,500,400	18,375,742
Vale SA, ADR	2,651,865	29,170,515
WEG SA	3,140,300	37,716,846
		196,025,944
China — 45.3%
A-Living Services Co. Ltd., H Shares	4,020,500	20,690,650
Alibaba Group Holding Ltd., ADR(1)	788,876	226,431,078
Anhui Conch Cement Co. Ltd., H Shares	3,232,000	23,352,400
China Construction Bank Corp., H Shares	54,801,000	38,598,820
China Education Group Holdings Ltd.	9,550,000	18,750,997
China Gas Holdings Ltd.	4,976,000	13,575,656
China Overseas Land & Investment Ltd.	3,232,000	9,287,441
China Tourism Group Duty Free Corp. Ltd., A Shares	1,000,917	30,340,085
CIFI Holdings Group Co. Ltd.	39,800,888	33,783,509
CNOOC Ltd.	27,739,000	31,316,863
Country Garden Services Holdings Co. Ltd.	6,881,000	47,869,512
GDS Holdings Ltd., ADR(1)	651,179	52,706,428
Geely Automobile Holdings Ltd.	9,561,000	19,996,657
Industrial & Commercial Bank of China Ltd., H Shares	44,372,645	24,776,920
JD.com, Inc., ADR(1)	444,425	34,949,582
Kweichow Moutai Co. Ltd., A Shares	167,710	43,664,869
Li Ning Co. Ltd.	3,989,000	16,792,077
Luxshare Precision Industry Co. Ltd., A Shares	5,157,134	41,357,304
New Oriental Education & Technology Group, Inc., ADR(1)	156,305	22,919,002
Nine Dragons Paper Holdings Ltd.	12,385,000	13,714,675
Ping An Insurance Group Co. of China Ltd., H Shares	3,685,000	39,046,394
Sany Heavy Industry Co. Ltd., A Shares	4,183,859	13,485,037
Shenzhou International Group Holdings Ltd.	1,057,400	16,957,376
TAL Education Group, ADR(1)	528,509	39,009,249
Tencent Holdings Ltd.	3,060,000	208,531,361
Wuxi Biologics Cayman, Inc.(1)	1,140,000	29,503,302
Xinyi Solar Holdings Ltd.	36,367,818	45,696,054
Zhongji Innolight Co. Ltd., A Shares	2,422,638	20,911,623
		1,178,014,921
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	3,366,930	14,352,224
Hungary — 1.1%
OTP Bank Nyrt(1)	877,810	29,531,114
India — 6.1%
Asian Paints Ltd.	382,362	9,856,258
Bajaj Finance Ltd.	208,098	9,803,629

Bata India Ltd.	643,473	11,331,949
HDFC Bank Ltd.(1)	3,576,662	53,983,487
Indraprastha Gas Ltd.	1,844,144	9,855,839
Jubilant Foodworks Ltd.	730,692	20,785,336
Nestle India Ltd.	94,618	20,491,810
Tata Consultancy Services Ltd.	684,706	20,993,983
		157,102,291
Indonesia — 1.2%
Bank Rakyat Indonesia Persero Tbk PT	78,306,200	18,804,331
Telekomunikasi Indonesia Persero Tbk PT	68,550,900	13,434,166
		32,238,497
Malaysia — 1.9%
Top Glove Corp. Bhd	7,902,800	50,057,785
Mexico — 1.3%
Cemex SAB de CV, ADR	5,866,375	18,831,064
Wal-Mart de Mexico SAB de CV	6,544,675	15,672,286
		34,503,350
Philippines — 0.6%
Ayala Land, Inc.	24,231,200	14,327,511
Russia — 3.4%
Novatek PJSC, GDR	135,655	20,090,506
Sberbank of Russia PJSC, ADR (London)(1)	1,761,672	21,272,189
Yandex NV, A Shares(1)	687,615	46,915,971
		88,278,666
South Africa — 3.7%
Capitec Bank Holdings Ltd.	267,034	13,137,491
Kumba Iron Ore Ltd.(2)	422,312	13,199,184
Naspers Ltd., N Shares	381,741	69,486,448
		95,823,123
South Korea — 10.6%
CJ Logistics Corp.(1)	225,793	28,720,796
Hotel Shilla Co. Ltd.	233,909	13,809,721
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	139,623	10,093,034
LG Household & Health Care Ltd.	11,239	13,980,897
NAVER Corp.	97,188	26,254,588
Orion Corp./Republic of Korea	100,714	11,880,024
Samsung Electro-Mechanics Co. Ltd.	328,476	34,227,844
Samsung Electronics Co. Ltd.	2,505,813	113,934,784
Samsung SDI Co. Ltd.	62,232	23,647,627
		276,549,315
Taiwan — 13.2%
ASPEED Technology, Inc.	324,000	13,191,148
Chailease Holding Co. Ltd.	10,619,338	46,766,928
Giant Manufacturing Co. Ltd.	1,372,000	14,208,743
Largan Precision Co. Ltd.	124,000	14,235,955
Merida Industry Co. Ltd.	1,979,000	16,506,139
President Chain Store Corp.	1,338,000	12,314,507
Taiwan Semiconductor Manufacturing Co. Ltd.	14,708,939	214,033,235
Win Semiconductors Corp.	1,322,000	12,833,557
		344,090,212
Thailand — 0.9%
CP ALL PCL	6,066,700	12,410,715
Muangthai Capital PCL	6,961,000	11,093,495
		23,504,210

Turkey — 0.8%
BIM Birlesik Magazalar AS	2,106,988	19,450,251
United Kingdom — 0.3%
Network International Holdings plc(1)	1,672,144	8,368,733
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,866,602,917)		2,591,682,931
OTHER ASSETS AND LIABILITIES — 0.3%		6,627,061
TOTAL NET ASSETS — 100.0%		$2,598,309,992

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.2%
Consumer Discretionary	23.2%
Financials	13.8%
Communication Services	11.3%
Consumer Staples	6.8%
Industrials	6.1%
Materials	4.1%
Health Care	3.0%
Real Estate	2.3%
Energy	2.0%
Utilities	0.9%
Other Assets and Liabilities	0.3%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,559,328. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At period end, the aggregate value of the collateral held by the fund was $11,790,193, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	29,464,784	—	—
Brazil	29,170,515	166,855,429	—
China	376,015,339	801,999,582	—
Mexico	18,831,064	15,672,286	—
Russia	46,915,971	41,362,695	—
Other Countries	—	1,065,395,266	—
	500,397,673	2,091,285,258	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.